Earnings per Unit (Detail) - $ / shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Unit [Abstract]
Basic weighted average units outstanding (in shares)	56,150	56,008	56,061	55,933	55,745
Effect of dilutive units:
Deferred units (in shares)			42	31	23
Performance units (in shares)			188	181	72
Restricted units (in shares)			324	288	358
Unit options (in shares)			185	129	141
Phantom units (in shares)					23
Diluted weighted average units outstanding (in shares)	56,150	56,008	56,800	56,562	56,362
Net income (loss) per limited partner unit - basic (in dollars per share)	$ (1.49)	$ (1.16)	$ 3.84	$ 3.18	$ 2.01
Net income (loss) per limited partner unit - diluted (in dollars per share)	$ (1.49)	$ (1.16)	$ 3.79	$ 3.14	$ 1.99